Interest income and expense (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the year ended October 31		Interest income	Interest expense
2021	Measured at amortized cost (1)(2)	$12,816	$2,830
	Debt securities measured at FVOCI (1)	349	n/a
	Other (3)	1,576	452
	Total	$14,741	$3,282
2020	Measured at amortized cost (1)(2)	$15,055	$6,062
	Debt securities measured at FVOCI (1)	685	n/a
	Other (3)	1,782	416
	Total	$17,522	$6,478
2019	Measured at amortized cost (1)	$17,871	$9,824
	Debt securities measured at FVOCI (1)	960	n/a
	Other (3)	1,866	322
	Total	$20,697	$10,146

(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Effective November 1, 2019, includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.